Filed electronically with the Securities and Exchange Commission on January 9, 2012

File No. 002-14400
File No. 811-00642

SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

                      Post-Effective Amendment No. 128                                         |X|
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

           Amendment No. 108                                                      |X|

DWS International Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

345 Park Avenue, New York, NY             10154
   (Address of Principal Executive Offices)     (Zip Code)

Registrant’s Telephone Number, including Area Code:  (617) 295-1000

John Millette
One Beacon Street, Boston, MA 02108
(Name and Address of Agent for Service)

Copy to: Thomas Hiller, Esq.
Ropes & Gray
Prudential Tower, 800 Boylston Street
Boston, MA 02199-3600

It is proposed that this filing will become effective (check appropriate box):

|X|	Immediately upon filing pursuant to paragraph (b)
|__|	On ______________ pursuant to paragraph (b)
|__|	60 days after filing pursuant to paragraph (a)(1)
|__|	On ______________ pursuant to paragraph (a)(1)
|__|	75 days after filing pursuant to paragraph (a)(2)
|__|	On ______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

|__|	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Funds, each a series of the Registrant:

•	DWS International Fund — Class A, Class B, Class C, Institutional Class and Class S
•	DWS Dreman International Value Fund — Class A, Class C, Institutional Class and Class S

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 9th day of January 2012.

            DWS INTERNATIONAL FUND, INC.

By:  /s/ W. Douglas Beck
        W. Douglas Beck*
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/W. Douglas Beck
W. Douglas Beck*	President	January 9, 2012

/s/Paul H. Schubert
Paul H. Schubert	Chief Financial Officer and Treasurer	January 9, 2012

/s/John W. Ballantine
John W. Ballantine*	Director	January 9, 2012

/s/Henry P. Becton, Jr.
Henry P. Becton, Jr.*	Director	January 9, 2012

/s/Dawn-Marie Driscoll
Dawn-Marie Driscoll*	Director	January 9, 2012

/s/Keith R. Fox
Keith R. Fox*	Director	January 9, 2012

/s/Paul K. Freeman
Paul K. Freeman*	Chairperson and Director	January 9, 2012

/s/Kenneth C. Froewiss
Kenneth C. Froewiss*	Director	January 9, 2012

/s/Richard J. Herring
Richard J. Herring*	Director	January 9, 2012

/s/William McClayton
William McClayton*	Director	January 9, 2012

/s/Rebecca W. Rimel
Rebecca W. Rimel*	Director	January 9, 2012

/s/William N. Searcy, Jr.
William N. Searcy, Jr.*	Director	January 9, 2012

/s/Jean Gleason Stromberg
Jean Gleason Stromberg*	Director	January 9, 2012

/s/Robert H. Wadsworth
Robert H. Wadsworth*	Director	January 9, 2012

*By:
/s/Caroline Pearson
Caroline Pearson**
Chief Legal Officer

**
Attorney-in-fact pursuant to the powers of attorney that are incorporated herein by reference to Post-Effective Amendment No. 125 to the Registration Statement as filed on October 21, 2011; and as filed on December 1, 2008 in Post-Effective Amendment No. 113 to the Registration Statement.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase